Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contingencies
23. Contingencies
Environmental Matters
Similar to other petroleum refiners, our operations are subject to extensive and periodically changing federal and state environmental regulations governing air emissions, wastewater discharges and solid and hazardous waste management activities. Many of these regulations are becoming increasingly stringent and the cost of compliance can be expected to increase over time. Our policy is to accrue environmental and clean-up related costs of a non-capital nature when it is probable that a liability has been incurred and the amount can be reasonably estimated. Such estimates may be subject to revision in the future as regulations and other conditions change.
Periodically, we receive communications from various federal, state and local governmental authorities asserting violations of environmental laws and/or regulations. These governmental entities may also propose or assess fines or require corrective action for these asserted violations. We intend to respond in a timely manner to all such communications and to take appropriate corrective action. We do not anticipate that any such matters currently asserted will have a material impact on our financial condition, results of operations or cash flows. As of December 31, 2015, and 2014, we had consolidated environmental accruals of $18.3 million and $18.5 million, respectively.
El Paso Refinery
Prior spills, releases and discharges of petroleum or hazardous substances have impacted the groundwater and soils in certain areas at and adjacent to our El Paso refinery. We are currently remediating, in conjunction with Chevron U.S.A., Inc. ("Chevron"), these areas in accordance with certain agreed administrative orders with the Texas Commission on Environmental Quality (the "TCEQ"). Pursuant to our purchase of the north side of the El Paso refinery from Chevron, Chevron retained responsibility to remediate its solid waste management units in accordance with its Resource Conservation Recovery Act ("RCRA") permit that Chevron has fulfilled. Chevron also retained control of and liability for certain groundwater remediation responsibilities that are ongoing.
In May 2000, we entered into an Agreed Order with the TCEQ for remediation of the south side of our El Paso refinery property. We purchased a non-cancelable Pollution and Legal Liability and Clean-Up Cost Cap Insurance policy that covers environmental clean-up costs related to contamination that occurred prior to December 31, 1999, including the costs of the Agreed Order activities. The insurance provider assumed responsibility for all environmental clean-up costs related to the Agreed Order up to $20.0 million, of which approximately $6.6 million remained as of December 31, 2015. In addition, a subsidiary of Chevron is obligated under a settlement agreement to pay 60% of any Agreed Order environmental clean-up costs that exceed the $20.0 million policy coverage.
In September 2011, we and the U.S. Environmental Protection Agency (the “EPA”) entered into a Consent Decree under the Petroleum Refinery Enforcement Initiative (“EPA Initiative”). Under the EPA Initiative, the EPA is investigating industry-wide non-compliance with certain Clean Air Act rules. The EPA Initiative has resulted in many refiners entering into similar consent decrees typically requiring penalties and substantial capital expenditures for additional air pollution control equipment. The Consent Decree does not require any soil or groundwater remediation or clean-up.
We have completed our capital expenditures to address the Consent Decree issues totaling $43.2 million, including $15.2 million for the installation of a flare gas recovery system completed in 2007 and $28.0 million for nitrogen oxides (“NOx”) emission controls on heaters and boilers completed in 2013. Under the terms of the Consent Decree, we paid a civil penalty of $1.5 million in September 2011.
In April 2014, we entered two Agreed Orders with the TCEQ to settle unresolved air enforcement at our El Paso refinery between 2004 and April 2008. We paid $0.2 million in penalties in May 2014 that included funding a Supplemental Environmental Project benefiting El Paso County.
Four Corners Refineries
Four Corners 2005 Consent Agreements. In July 2005, as part of the EPA Initiative, Giant Industries, Inc., our wholly-owned subsidiary, reached an administrative settlement with the New Mexico Environment Department (the "NMED") and the EPA in the form of consent agreements that resolved certain alleged violations of air quality regulations at the Gallup and Bloomfield refineries in the Four Corners area of New Mexico. In January 2009 and June 2012, we and the NMED agreed to amendments of the 2005 administrative settlement (the "2005 NMED Amended Agreement") that altered certain deadlines and allowed for alternative air pollution controls.
We incurred $50.8 million in total capital expenditures between 2009 and 2013 to address the requirements of the 2005 NMED Amended Agreement. These capital expenditures were primarily for installation of emission controls on the heaters, boilers and Fluid Catalytic Cracking Unit ("FCCU") and for reducing sulfur in fuel gas to reduce emissions of sulfur dioxide, NOx and particulate matter from our Gallup refinery. We will incur additional capital expenditures to implement one or more FCCU emission offset projects to be completed by the end of 2017. We incurred $0.1 million and $1.9 million for the years ended December 31, 2015 and 2014, respectively, to implement an FCC emission offset project. We paid penalties between 2009 and 2012 totaling $2.7 million.
Bloomfield 2007 NMED Remediation Order.In July 2007, we received a final administrative compliance order from the NMED alleging that releases of contaminants and hazardous substances that have occurred at the Bloomfield refinery over the course of its operation prior to June 1, 2007, have resulted in soil and groundwater contamination. Among other things, the order requires that we investigate the extent of such releases, perform interim remediation measures and implement corrective measures. Prior to July 2007, with the approval of the NMED and the New Mexico Oil Conservation Division, we placed into operation certain remediation measures that remain operational. As of December 31, 2015, we have expended $4.5 million and have accrued the remaining estimated costs of $3.5 million for implementing the investigation, interim measures and the reasonably known corrective actions of the order.
Gallup 2007 Resource Conservational Recovery Act (“RCRA”) Inspection. In September 2007, the Gallup refinery was inspected jointly by the EPA and the NMED to determine compliance with the EPA’s hazardous waste regulations promulgated pursuant to the RCRA. We reached a final settlement with the agencies in August 2009 and paid a penalty of $0.7 million in October 2009. Between September 2010 and July 2012, the EPA demanded and we paid penalties totaling $0.2 million in accordance with the settlement. Implementation of the requirements in the final settlement will not result in any additional soil or groundwater remediation or clean-up costs not otherwise required. We incurred a total of $38.6 million in capital expenditures, between 2010 and 2013, to upgrade the wastewater treatment plant at the Gallup refinery in accordance with the requirements and there are no further capital requirements, under the final settlement.
Gallup 2013 Risk Management Plan General Duty Settlement. In July 2013, we entered a final settlement with the EPA for five alleged violations of the Clean Air Act Risk Management Plan 112(r) General Duty clause at our Gallup refinery and paid a total penalty of $0.2 million. No capital expenditures are required under the settlement.
Gallup 2014 Environment Protection Division of NMED Settlement. In March 2014, we received a revised notice of violation and offer of settlement from the NMED Air Quality Bureau for alleged violations of the Clean Air Act. We agreed to settle and paid a penalty of $0.1 million in May 2014. No capital expenditures are required under the settlement.

St. Paul Park Refinery
At December 31, 2015, and 2014, liabilities for remediation and closure obligations totaled $8.6 million and $8.7 million, respectively, of which $2.6 million and $2.9 million, respectively, are recorded on a discounted basis. These discounted liabilities are expected to be settled over at least the next 22 years. At December 31, 2015, the estimated future cash flows to settle these discounted liabilities totaled $3.2 million and are discounted at a rate of 2.74%. Receivables for recoverable costs from the state, under programs to assist companies in clean-up efforts related to underground storage tanks at retail marketing outlets, and others were $0.1 million and $0.2 million at December 31, 2015, and 2014, respectively.
On June 3, 2014, the St. Paul Park refinery was issued a National Pollutant Discharge Elimination Permit/State Disposal System Permit by the Minnesota Pollution Control Agency ("MPCA") relating to its upgraded wastewater treatment plant at its St. Paul Park refinery. This permit required the refinery to conduct additional testing of its remaining lagoon. The testing was completed in the fourth quarter of 2014, following our review of the test results and additional discussions with MPCA, we now regard the likelihood of future remediation and closure costs related to the lagoon as probable. At December 31, 2015 and 2014, we estimated the remediation and closure costs to be approximately $6.0 million and $5.8 million, respectively, subject to further engineering and methodology studies. In connection with NTI's December 2010 acquisition of the St. Paul Park refinery, among other assets, from the Marathon Petroleum Company LP ("Marathon"), we entered into an agreement with Marathon that required Marathon to share in the future remediation costs of this lagoon, should they be required. During the third quarter of 2015, we entered into a settlement and release agreement with Marathon and received $3.5 million pursuant to this settlement that we recorded as a reduction of direct operating expenses.
Tax Matters
See Note 16, Income Taxes, to these consolidated financial statements for additional information on tax examinations.
Union Matters
During 2014, we successfully negotiated a collective bargaining agreement covering employees at the Gallup refinery that expires in 2020. During 2015, We successfully negotiated a new collective bargaining agreement covering employees at the El Paso refinery that is scheduled to expire in April of 2021. While all of the collective bargaining agreements contain “no strike” provisions, those provisions are not effective in the event that an agreement expires. Accordingly, we may not be able to prevent a strike or work stoppage in the future, and any such work stoppage could have a material adverse effect on our business, financial condition and results of operations.
The St. Paul Park refinery has 185 employees associated with its operations that are covered by a collective bargaining agreement that expires in December 2016. SuperAmerica has 25 employees associated with its operations that are covered by a collective bargaining agreement that expires in August 2017.
Other Matters
The EPA has issued Renewable Fuels Standards ("RFS"), that require us and other refiners to blend renewable fuels into the refined products produced at our refineries. Annually, the EPA is required to establish a volume of renewable fuels that refineries must blend into their refined petroleum fuels. However, the EPA has not established the final renewable blending volume level for 2014 or 2015. To the extent we are unable to blend at the rate necessary to satisfy the EPA mandated volume, we purchase Renewable Identification Numbers ("RINs"). The purchase price for RINs is volatile and may vary significantly from period to period. Historically, the cost of purchased RINs has not had a significant impact on our operating results. We anticipate that 2014 and 2015 will be consistent with this history. The net cost of meeting our estimated renewable volume obligations, including sales and purchases of RINs, was $35.5 million, $28.2 million and $30.5 million for the year ended December 31, 2015, 2014 and 2013, respectively.
In addition, the EPA has investigated and brought enforcement actions against companies it believes produced invalid RINs. We may have purchased RINs that the EPA will determine are invalid. Previously, we have entered into settlements and entered into another settlement in May 2015, with the EPA regarding RINs we purchased that the EPA ultimately determined were invalid. While we do not know if the EPA will determine that other RINs we have purchased are invalid, at this time we do not expect any settlements we would enter into with the EPA would have a material effect on our financial condition, results of operations or cash flows.
We are party to various other claims and legal actions arising in the normal course of business. We believe that the resolution of these matters will not have a material effect on our financial condition, results of operations or cash flows.